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                              MAYER BROWN ROWE & MAW
                                 1675 Broadway
                             New York, New York 10019

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

     Re:  Morgan Stanley Institutional Fund, Inc.
          File Number: 33-23166, 811-05624
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Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Fund, Inc. ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, filed on April 25, 2003, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 25, 2003, accession number 0001047469-03-014676.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 506-2695.


                                         Very truly yours,

                                         Morgan Stanley Institutional Fund, Inc.

                                         By: /s/ Ronald E. Robison
                                             ----------------------
                                             Ronald E. Robison
                                             President